STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)					3 Months Ended	12 Months Ended
	Dec. 11, 2023 shares	Mar. 10, 2023 $ / shares shares	Dec. 15, 2021 shares	Sep. 24, 2021 shares	Mar. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 $ / shares shares
STOCKHOLDERS' DEFICIT
Stock issued (in shares)			431,250
Ratio to be applied to the stock in the conversion					24.81	24.81
Class A common stock
STOCKHOLDERS' DEFICIT
Common shares, shares authorized (in shares)					280,000,000	280,000,000	280,000,000
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote					1	1
Conversion of Class B to Class A Shares (in shares)	9,487,495				9,487,495	9,487,495
Class A common stock | Common Stock
STOCKHOLDERS' DEFICIT
Conversion of Class B to Class A Shares (in shares)						9,487,500
Class A common stock subject to possible redemption
STOCKHOLDERS' DEFICIT
Common shares, shares issued (in shares)					10,817,000	10,817,000
Number of shares redeemed	2,285,040	22,119,297
Redemption price (per share) | $ / shares		$ 10.30			$ 11.00	$ 10.81	$ 10.25
Number of shares outstanding		6,630,703			4,345,663	4,345,663	28,750,000
Class A common stock not subject to possible redemption
STOCKHOLDERS' DEFICIT
Common shares, shares issued (in shares)					10,817,000	10,817,000	1,329,500
Common shares, shares outstanding (in shares)					10,817,000	10,817,000	1,329,500
Number of shares outstanding					2,285,040	2,285,040
Class B Common Stock
STOCKHOLDERS' DEFICIT
Common shares, shares authorized (in shares)					20,000,000	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote					1	1
Conversion of Class B to Class A Shares (in shares)	9,487,495
Common shares, shares issued (in shares)					0	0	9,487,500
Common shares, shares outstanding (in shares)					0	0	9,487,500
Stock issued (in shares)				862,500
Stock split				1.1
Class B Common Stock | Common Stock
STOCKHOLDERS' DEFICIT
Conversion of Class B to Class A Shares (in shares)						(9,487,500)